Employee benefits - Pension and Other Post-employment Benefits - Weighted Average Assumptions to Determine Benefit Obligation (Detail)	Oct. 31, 2024	Oct. 31, 2023
Defined benefit pension plans [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	4.80%	5.70%
Rate of increase in future compensation	3.00%	3.00%
Other post employment benefit [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	4.90%	5.80%
Healthcare cost trend rates
– Medical	3.50%	3.40%
– Dental	3.50%	3.10%